Equity Based Compensation Equity Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Share-based Compensation [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

A summary of the restricted common units’ activity for the year ended December 31, 2013 is provided below:

	Number of Restricted Units	Weighted Average Fair Value
Outstanding at December 31, 2012	2,608,035	$9.38
Granted	1,623,939	$9.16
Vested	(1,203,822)	$8.98
Forfeited	(284,345)	$9.90
Outstanding at December 31, 2013	2,743,807	$9.37